BALANCE SHEET DETAILS (Details) - USD ($) $ in Thousands	Jul. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Inventories:
Work in process	$ 54	$ 18	$ 61
Finished goods	17	28	64
Channel inventory	41	54	35
Total	$ 112	$ 100	$ 160